DERIVATIVE LIABILITY (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Derivative Liability
Derivative liability	$ 1,581,579		$ 1,581,579
Derivative gain			470,735
Derivative expense			$ 1,088,477